Related parties (Tables)	6 Months Ended
Jun. 30, 2026
Related party transactions [abstract]
Schedule of Key Management Personnel Compensation
The compensation presented below, granted to the members of the Executive Board and Supervisory Board was recognized in expenses over the period shown:

	For the six-month period ended June 30,
(in thousands of euros)	2026	2025
Short-term employee benefits (Executive)	1,076	1,159
Short-term employee benefits (Members of the Supervisory Board)	263	212
Share-based payments	2,073	1,723
Post-employment benefits	3	3
Total compensation to related parties	3,415	3,097
The payments between the two companies as well as the liabilities and receivables are as follows:

	As of June 30, 2026
(in thousands of euros)	Payments	Assets/(Liabilities)
Collection (Janssen towards Nanobiotix SA) / Receivables	3,767	1,933
Payments (Nanobiotix SA towards Janssen) / Payables	—	(3,976)
Total	3,767	(2,043)

	As of June 30, 2025
(in thousands of euros)	Payments	Assets/(Liabilities)
Collection (Janssen towards Nanobiotix SA) / Receivables	7,387	1,837
Payments (Nanobiotix SA towards Janssen) / Payables	—	(7,905)
Total	7,387	(6,068)